FAIR VALUE MEASUREMENTS - Schedule of Significant Inputs to Calculation of Fair Value Contingent Consideration (Details) - Contingent Consideration [Member] - Fair Value, Inputs, Level 3 [Member]	3 Months Ended
Mar. 31, 2026
Lyocon Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected volatility	77.50%
Maximum [Member] | RegTech Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)	2 years 8 months 15 days
Expected volatility	60.00%
Risk-free interest rate	3.80%
Risk-adjusted discount rate	19.10%
Maximum [Member] | Lyocon Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)	4 years 9 months 14 days
Risk-free interest rate	3.90%
Risk-adjusted discount rate	23.10%
Minimum [Member] | RegTech Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)	2 years 6 months
Expected volatility	57.50%
Risk-free interest rate	3.60%
Risk-adjusted discount rate	18.40%
Minimum [Member] | Lyocon Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)	2 years 7 months 2 days
Risk-free interest rate	3.70%
Risk-adjusted discount rate	19.40%